Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt

As at December 31, 2018 (Successor) and 2017 (Predecessor), we had the following liabilities for third party debt agreements:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Secured credit facilities	5,662	5,581
New secured notes	769	—
Credit facilities contained within variable interest entities	655	786
Unsecured bonds	—	2,334
Total debt principal	7,086	8,701
Less: debt discount and fees	(172)	(2)
Carrying value	6,914	8,699

This was presented in our Consolidated Balance Sheet as follows.

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Debt due within one year	33	509
Long-term debt	6,881	485
Liabilities subject to compromise	—	7,705
Total debt principal	6,914	8,699

As set out in Note 4 - Chapter 11 Proceedings, we filed for Bankruptcy and operated as a debtor-in-possession from September 12, 2017 to July 2, 2018. The Chapter 11 reorganization had several impacts on our debt as set out in the sections below. Further, whilst we were in Chapter 11 we prepared our Consolidated Financial Statements under ASC 852 "Reorganizations". This caused us to make the following accounting adjustments for our debt obligations:

•
On filing for Chapter 11, we recorded an impairment of $66 million against unamortized issuance costs on our impaired secured credit facilities and unsecured bonds. This expense was classified within reorganization items (see Note 4 for further details).

•	Whilst in Bankruptcy, we classified debt liabilities for our impaired secured credit facilities and unsecured bonds in our Consolidated Balance Sheet as liabilities subject to compromise.

•
During Bankruptcy, we continued to make interest payments on our secured credit facilities. These were treated as adequate protection payments which we recognized as a reduction in the principal balance of secured credit facilities held within "Liabilities subject to compromise". On emergence we expensed the $185 million of adequate protection payments we made during Chapter 11. We classified this expense within reorganization items (see Note 4 for further details).

•
On emergence from Chapter 11, we recorded a discount against our debt to reduce its carrying value to equal its fair value. The debt discount is unwound over the remaining terms of the debt facilities. For fair value considerations, refer to Note 32 - Fair values of financial instruments.

In the next sections we cover key terms of our debt facilities at December 31, 2018, including any changes that resulted from the Chapter 11 Reorganization.

Secured Credit Facilities

The terms of our secured credit facilities were amended either through our Chapter 11 reorganization or, in the case of the $360 million facility, through a separate restructuring agreement. The main changes to the terms of our facilities that applied on emergence from Chapter 11 were as follows:

•	Amortization payments were deferred until 2020;

•	Maturities were extended to fall due between June 2022 and December 2024;

•	There was a 1% increase in margin.

Our credit facilities are secured by, among other things, liens on our drilling units. Our credit facility agreements contain cross-default provisions, meaning that if we defaulted and amounts became due and payable under one of our credit agreements, this would trigger a cross-default in our other facilities so that amounts outstanding under our other credit facility agreements become due and payable and capable of being accelerated.

We have summarized the key terms of our secured credit facilities as at December 31, 2018 in the table below:

Facility name	Maturity	Repayments before maturity ($m)	Final Repayment ($m)	Total ($m)	Margin on LIBOR floating interest	Collateral vessels	Book value of collateral vessels ($m)	Notes
$400 million facility	4Q 2022	51	84	135	3.50%	West Cressida West Callisto West Leda	157	(1)
$2,000 million facility	1Q 2023	268	640	908	3.00%	West Alpha West Venture West Phoenix West Navigator West Epsilon West Elara	794
$440 million facility	3Q 2023	24	40	64	4.25%	West Telesto	58	(2)
$1,450 million facility	4Q 2023	87	235	322	1.2% - 4.0%	West Tellus	337	(3)
$360 million facility	4Q 2023	78	132	210	3.75%	AOD I AOD II AOD III	201	(4)
$300 million facility	1Q 2024	48	96	144	4.00%	West Tucana West Castor	111
$1,750 million facility	1Q 2024	316	559	875	2.5% - 2.9%	Sevan Driller Sevan Brasil Sevan Louisiana	910
$450 million facility	4Q 2024	60	205	265	3.50%	West Eminence	290
$1,500 million facility	4Q 2024	355	770	1,125	2.38% - 3.25%	West Saturn West Neptune West Jupiter	1,051	(5)
$1,350 million facility	4Q 2024	351	594	945	3.00%	West Pegasus West Gemini West Orion	917
$950 million facility	4Q 2024	207	359	566	2.12% - 3%	West Eclipse West Carina	659	(6)
$450 million facility (2015)	4Q 2024	63	40	103	3.85%	West Freedom West Vigilant West Prospero West Ariel	186
Total secured credit facilities				5,662

(1)	In May 2017, we completed the sale of the West Triton to Shelf Drilling. Shelf Drilling subsequently repaid the tranches related to the West Triton in full, amounting to $47 million.

(2)
In August 2017, Seadrill Partners amended certain credit facilities to insulate itself from Seadrill. This resulted in a $109 million repayment in respect of this facility. Please refer to Note 30 "Related party transactions" for further information.

(3)
In August 2017, Seadrill Partners completed amendments to this facility to insulate itself from Seadrill Limited and therefore Seadrill no longer provided an indemnity to Seadrill Partners for any payments or obligations related to this facility that are not related to the West Auriga and West Vela.

(4)	The facility is held by AOD, by which we hold a 67% ownership.

(5)	This facility has a CIRR fixed interest rate of 2.38%

(6)	This facility has a CIRR fixed interest rate of 2.12% and guarantee fee to the export credit agency of 1.30%.

New Secured Notes

On July 2, 2018, we raised $880 million of aggregate principle amount of 12.00% senior secured notes due in 2025. The notes bear interest at the annual rate of 4.00% payable in cash plus 8.00% payment-in-kind. The principal borrowed on the notes included the initial $880 million principal value of the notes plus $10 million of payment-in-kind interest that was compounded into the principal on emergence from Chapter 11.

Per the terms of the New Secured Notes, we were required to redeem a proportion of the principal and interest outstanding on the notes using our share of the West Rigel sale proceeds. We received $126 million proceeds from the sale of the West Rigel on May 9, 2018 and used this to make a mandatory redemption of $121 million of principal and $5 million of accrued interest on November 1, 2018.

We were also required to make an offer to repurchase a proportion of the New Secured Notes using proceeds from a deferred consideration arrangement relating to the sale of our tender rig business to Sapura Energy in 2013. We made an offer to purchase up to $56 million of the New Secured Notes on October 10, 2018. On expiry of the offer, $0.1 million in aggregate principal amount of the notes were validly tendered. We accepted and made payment for the tendered notes on November 14, 2018.

After the two redemptions there was a remaining $769 million principal outstanding on the notes.

The New Secured Notes are secured by, among other things, our investments in Seadrill Partners, SeaMex and Seabras Sapura. Refer to Note 18 - Investment in associated companies for further information.

Credit facilities contained within variable interest entities

We consolidate three legal subsidiaries of Ship Finance that own the West Taurus, West Hercules and West Linus. Please refer to Note 35 for further details of this arrangement. These facilities were also amended during the period to conform with the charter payment schedules which were amended as part of the RSA linked to our reorganization.

The terms of these facilities are set out in the below table:

Facility Name	Maturity	Repayments before maturity ($m)	Final Repayment ($m)	Total ($m)	Margin on LIBOR floating interest	Collateral vessels	Book value of collateral vessels ($m)
$390 million facility	4Q 2022	60	144	204	Margin not disclosed	West Taurus	286
$375 million facility	2Q 2023	61	149	210	Margin not disclosed	West Hercules	343
$475 million facility	2Q 2023	62	179	241	Margin not disclosed	West Linus	194
Total credit facilities within VIEs				655

Unsecured Bonds

We ceased recording interest on unsecured bond facilities when we filed for Chapter 11 on September 12, 2017. The unsecured bonds were extinguished when we emerged from Chapter 11. Refer to Note 5 - Fresh start accounting for further information.

Debt maturities

The outstanding debt as at December 31, 2018 is repayable as follows:

(In $ millions)	December 31, 2018
2019	33
2020	407
2021	570
2022	973
2023	1,748
2024 and thereafter	3,355
Total debt principal	7,086

Covenants and restrictions contained in our debt facilities

We have provided a summary of the main debt covenants contained within our debt facilities below:

The below financial covenants contained in our credit facilities post emergence are measured at the RigCo group level. Details of the levels which are required to be maintained under the credit facilities are as follows:

•
Aggregated minimum liquidity requirement for the Group: In summary, and as more particularly set out in the credit facilities, to maintain cash and cash equivalents of at least $525 million within the Group at any time during the period from and including the Effective Date to and including 31 December 2018; and $400 million at any time during the period from and including 1 January 2019 to the final maturity date of the credit facilities;

•
Net leverage ratio: to maintain a ratio of net debt to EBITDA as set out below (which will be tested on each financial quarter commencing with the financial quarter ending on March 31, 2022 until the final maturity date of the credit facilities):

Twelve months ended	Net leverage ratio
March 31, 2022	4.5x
June 30, 2022	4.2x
September 30, 2022	3.9x
December 31, 2022	3.7x
March 31, 2023	3.4x
June 30, 2023	3.3x
September 30, 2023	3.1x
December 31, 2023	3.0x
March 31, 2024	2.8x
June 30, 2024	2.7x
September 30, 2024	2.4x
December 31, 2024	2.2x

•
Debt service coverage ratio: in summary to maintain a ratio of EBIDTA to debt services (being all finance charges and principal, as more particularly set out in the credit facilities) equal to or greater than 1:1 (which will be tested on each financial quarter commencing with the financial quarter ending on March 31, 2022 until the final maturity date of the credit facilities).

In addition, for the periods ended March 31, 2021, June 30, 2021, September 30, 2021 and December 31, 2021 a margin increase will be enacted if:

•	Debt service coverage ratio is less than 0.8:1 in respect of the applicable period; and/or

•	Net leverage ratio is greater than:

Twelve months ended	Net leverage ratio
March 31, 2021	7.3x
June 30, 2021	6.6x
September 30, 2021	6.2x
December 31, 2021	5.8x

The covenants included in the New Secured Notes agreements limit our ability to:

•	Pay dividends or make certain other restricted payments or investments;

•	Incur additional indebtedness and issue disqualified shares;

•	Create liens on assets;

•	Amalgamate, merge, consolidate or sell substantially all our, NSNCo's, IHCo's, RigCo's and their respective subsidiaries and the guarantors' assets;

•	Enter into certain transactions with affiliates;

•	Create restrictions on dividends and other payments by our subsidiaries; and

•	Guarantee indebtedness by our subsidiaries.

The above covenants are subject to important exceptions and qualifications.